RESEARCH AND DEVELOPMENT ACTIVITY (Detail Textuals 1) - USD ($)		3 Months Ended	12 Months Ended
	Oct. 03, 2017	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Oct. 29, 2015
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Common stock, par value (in dollars per share)		$ 0.001	$ 0.001	$ 0.001
INKmune License Agreement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Percentage of licensor royalty patent grant					1.00%
University of Pittsburg License Agreement
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Value of common stock issue	$ 162,634
Common stock, par value (in dollars per share)	$ 7.71
Percentage of net sales to pay royalties	2.50%
University of Pittsburg License Agreement | June 26 of each year 2018-2022 | Annual maintenance fees
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Long-term Commercial Paper		$ 5,000	$ 5,000
University of Pittsburg License Agreement | June 26 of each year 2023-2024 | Annual maintenance fees
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Long-term Commercial Paper		10,000	10,000
University of Pittsburg License Agreement | June 26 of each year 2025 until first commercial sale | Annual maintenance fees
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Long-term Commercial Paper		$ 25,000	25,000
Immune Ventures to INmune Bio ("Licensee"), ("PITT Agreement").
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Agreement expiry period		PITT Agreement expires upon the earlier of: (i) expiration of the last claim of the Patent Rights forming the subject matter of the PITT Agreement; or (ii) the date that is 20 years from the effective date of the agreement (June 26, 2037).
Immune Ventures to INmune Bio ("Licensee"), ("PITT Agreement"). | Each Phase I initiation
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Revenue Recognition, Milestone Method, Revenue Recognized		$ 50,000	$ 50,000